Loss per share - Narrative (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Number of shares issued but not yet vested (in shares)	1,338,916	2,497,778	345,125
Number of shares not issued but vested (in shares)	31,484	0	0